Property, plant and equipment - Schedule of movement in Property, Plant and Equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	€ 1,951	€ 2,015
Property, plant and equipment at end of period	1,362	1,951
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	5,148	5,246
Additions	367	462
Reclassifications	0	0
Disposals and retirements	(254)	(463)
Assets held for sale	(904)
Translation differences	105	(97)
Property, plant and equipment at end of period	4,462	5,148
Accumulated depreciation, amortisation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(3,197)	(3,231)
Disposals and retirements	230	412
Assets held for sale	394
Translation differences	(71)	70
Depreciation	(401)	(448)
Impairment	(55)
Property, plant and equipment at end of period	(3,100)	(3,197)
Land, buildings, constructions and vessels
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	865	834
Property, plant and equipment at end of period	428	865
Land, buildings, constructions and vessels | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,434	1,409
Additions	22	33
Reclassifications	50	107
Disposals and retirements	(51)	(88)
Assets held for sale	(548)
Translation differences	39	(27)
Property, plant and equipment at end of period	946	1,434
Land, buildings, constructions and vessels | Accumulated depreciation, amortisation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(569)	(575)
Disposals and retirements	40	79
Assets held for sale	171
Translation differences	(25)	17
Depreciation	(80)	(90)
Impairment	(55)
Property, plant and equipment at end of period	(518)	(569)
Machinery, equipment and other
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	919	933
Property, plant and equipment at end of period	808	919
Machinery, equipment and other | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	3,547	3,589
Additions	230	314
Reclassifications	55	85
Disposals and retirements	(199)	(374)
Assets held for sale	(306)
Translation differences	63	(67)
Property, plant and equipment at end of period	3,390	3,547
Machinery, equipment and other | Accumulated depreciation, amortisation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(2,628)	(2,656)
Disposals and retirements	190	333
Assets held for sale	223
Translation differences	(46)	53
Depreciation	(321)	(358)
Impairment	0
Property, plant and equipment at end of period	(2,582)	(2,628)
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	167	248
Property, plant and equipment at end of period	126	167
Assets under construction | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	167	248
Additions	115	115
Reclassifications	(105)	(192)
Disposals and retirements	(4)	(1)
Assets held for sale	(50)
Translation differences	3	(3)
Property, plant and equipment at end of period	126	167
Assets under construction | Accumulated depreciation, amortisation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	0	0
Disposals and retirements	0	0
Assets held for sale	0
Translation differences	0	0
Depreciation	0	0
Impairment	0
Property, plant and equipment at end of period	€ 0	€ 0